OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities		$ 2,734
Non-current liabilities
Total hedge derivatives		2,734
Fair value of interest rate derivatives [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities		2,734
Non-current liabilities
Total hedge derivatives		$ 2,734